Warrant Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Schedule of Exercise Price for Purchase Warrants

The exercise price for each Purchase Warrants were as the following:

Exercise Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.47
Third Closing of First Tranche	3.25
First Closing of Second Tranche	1.70
Second Closing of Second Tranche	1.18

Schedule of Fair Value of Purchase Warrant and Waiver Warrants	The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

Issuance Date	First Closing of First Tranche On September 24, 2024	Second Closing of First Tranche On October 7, 2024	Third Closing of First Tranche On December 12, 2024	First Closing of Second Tranche On February 20, 2025	Waiver Warrants On June 22, 2025
Risk-free rate	3.62%	4.00%	4.37%	4.50%	3.99%
Estimated volatility rate	43.79%	43.88%	44.39%	40.58%	38.11%
Dividend yield	0%	0%	0%	0%	0%
Spot price of underling ordinary share	3.87	3.86	2.53	1.28	0.98
Exercise price	4.71	4.47	3.25	1.70	1.70
Fair value of Purchase Warrant in USD	106,000	120,000	149,000	85,200	76,500
Balance Sheet Date	First Closing of First Tranche On June 30, 2025	Second Closing of First Tranche On June 30, 2025	Third Closing of First Tranche On June 30, 2025	First Closing of Second Tranche On June 30, 2025	Waiver Warrants On June 30, 2025
Risk-free rate	3.87%	3.87%	3.89%	3.83%	3.82%
Estimated volatility rate	37.58%	37.52%	38.23%	37.81%	38.18%
Dividend yield	0%	0%	0%	0%	0%
Spot price of underling ordinary share	1.01	1.01	1.01	1.01	1.01
Exercise price	1.70	1.70	1.70	1.70	1.70
Fair value of Purchase Warrant in USD	38,800	39,500	62,400	42,300	81,200
Balance Sheet Date	First Closing of First Tranche On June 30, 2026	Second Closing of First Tranche On June 30, 2026	Third Closing of First Tranche On June 30, 2026	First Closing of Second Tranche On June 30, 2026	Second Closing of Second Tranche On June 30, 2026	Waiver Warrants On June 30, 2026
Risk-free rate	4.15%	4.15%	4.15%	4.15%	4.16%	4.17%
Estimated volatility rate	39.82%	39.76%	40.21%	40.19%	40.59%	41.04%
Dividend yield	0%	0%	0%	0%	0%	0%
Spot price of underling ordinary share	0.41	0.41	0.41	0.41	0.41	0.41
Exercise price	1.18	1.18	1.18	1.18	1.18	1.18
Fair value of Purchase Warrant in USD	6,134	6,282	10,805	14,124	8,171	4,433